TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Transactions With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Senior Management [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 3,155	$ 2,968	$ 2,302
Director [Member]
Benefits to related parties:
Compensation and benefits to management, including benefit component of equity instrument grants	$ 587	$ 507	$ 300